State Street Blackstone High Income ETF Average Annual Total Returns			12 Months Ended	46 Months Ended	51 Months Ended	59 Months Ended	60 Months Ended	81 Months Ended	117 Months Ended	120 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	1.01%	(0.12%)	(0.17%)	(0.36%)	1.67%	1.72%	2.01%
State Street Blackstone High Income Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.20%	6.30%
State Street Blackstone High Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.84%	6.04%
Performance Inception Date		Feb. 17, 2022
State Street Blackstone High Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.71%	2.94%
State Street Blackstone High Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.57%	3.23%

[1]	A composite benchmark the Fund seeks to outperform, comprising 50% high yield bonds and 50% senior loans.